Organization - Additional Information (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Organization And Basis Of Presentation [Line Items]
Pledge or collateralization of VIEs and VIEs' subsidiaries' assets	¥ 42,892,521,000		$ 6,029,735	¥ 42,472,165,000
Variable Interest Entities
Organization And Basis Of Presentation [Line Items]
Pledge or collateralization of VIEs and VIEs' subsidiaries' assets	¥ 28,132,099,000		$ 3,954,748	¥ 27,315,752,000
Variable Interest Entities | Revenue | Product Concentration Risk
Organization And Basis Of Presentation [Line Items]
Concentration risk by percentage	92.00%	94.00%
Variable Interest Entities | Asset Pledged as Collateral
Organization And Basis Of Presentation [Line Items]
Pledge or collateralization of VIEs and VIEs' subsidiaries' assets	¥ 0